Risk Report - Impaired loans, allowance for loan losses and coverage ratios by region (Tables)	12 Months Ended
Dec. 31, 2017
Impaired Loans by Region [Abstract]
Impaired loans, allowance for loan losses and coverage ratios by region [text block table]

Impaired loans, allowance for loan losses and coverage ratios by region

	Dec 31, 2017
	Impaired Loans			Loan loss allowance
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed allowance	Collectively assessed allowance for impaired loans	Collectively assessed allowance for non-impaired loans	Total	Impaired loan coverage ratio
Germany	953	1,312	2,266	600	823	104	1,527	67%
Western Europe (excluding Germany)	1,471	1,422	2,892	815	822	113	1,749	60%
Eastern Europe	45	123	168	45	92	11	147	88%
North America	497	1	498	67	0	102	170	34%
Central and South America	70	0	70	14	0	21	35	50%
Asia/Pacific	264	28	292	223	8	41	272	93%
Africa	48	0	49	1	0	9	10	20%
Other	0	0	0	0	0	11	11	0%
Total	3,348	2,886	6,234	1,766	1,745	410	3,921	63%

N/M - Not meaningful

	Dec 31, 2016
	Impaired Loans			Loan loss allowance
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed allowance	Collectively assessed allowance for impaired loans	Collectively assessed allowance for non-impaired loans	Total	Impaired loan coverage ratio
Germany	1,154	1,486	2,639	563	804	122	1,489	56%
Western Europe (excluding Germany)	2,021	1,688	3,709	1,008	1,057	130	2,195	59%
Eastern Europe	46	132	179	39	106	10	154	86%
North America	495	1	496	148	0	128	277	56%
Central and South America	4	0	5	3	0	14	16	363% [1]
Asia/Pacific	341	14	355	286	5	76	367	103% [1]
Africa	63	1	64	24	0	8	32	50%
Other	2	0	2	0	0	17	17	908% [1]
Total	4,126	3,321	7,447	2,071	1,972	503	4,546	61%